Equity - Schedule of changes in stock options outstanding (Details)	12 Months Ended
	Mar. 31, 2024 Share $ / shares	Mar. 31, 2023 Share $ / shares
Disclosure of equity and share based arrangement [Abstract]
Number of stock options, beginning balance | Share	3,073,415	2,846,515
Number of stock options granted | Share	620,000	415,200
Number of stock options cancelled/expired | Share	(2,400)	(133,300)
Number of stock options forfeited | Share	(202,600)	(55,000)
Number of stock options exercised | Share	(22,500)
Number of stock options, ending balance | Share	3,465,915	3,073,415
Weighted average exercise price, beginning balance | $ / shares	$ 6.2	$ 6.31
Weighted average exercise price, granted | $ / shares	6.86	5.66
Weighted average exercise price, cancelled/expired | $ / shares	6.09	1.5
Weighted average exercise price, forfeited | $ / shares	24.75	18.97
Weighted average exercise price, exercised | $ / shares	5.66
Weighted average exercise price, ending balance | $ / shares	$ 5.24	$ 6.2